MEZZANINE EQUITY (Details)														1 Months Ended		5 Months Ended		9 Months Ended		12 Months Ended
	Feb. 08, 2018 CNY (¥) shares	Feb. 08, 2018 USD ($) $ / shares shares	Jan. 26, 2018 USD ($)	Jun. 27, 2016 CNY (¥) shares	Jun. 27, 2016 USD ($) $ / shares shares	May 09, 2016 CNY (¥) shares	Nov. 04, 2014 shares	Oct. 30, 2014 CNY (¥) shares	Oct. 30, 2014 USD ($) $ / shares shares	May 15, 2014 CNY (¥) shares	May 15, 2014 USD ($) $ / shares shares	Apr. 27, 2013 CNY (¥) shares	Apr. 27, 2013 USD ($) $ / shares shares	Apr. 08, 2016 CNY (¥) shares	Apr. 08, 2016 USD ($) $ / shares shares	Nov. 02, 2017 CNY (¥) shares	Nov. 02, 2017 USD ($) $ / shares shares	Nov. 01, 2018 CNY (¥) shares	Nov. 01, 2018 USD ($) $ / shares shares	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($) shares	Jul. 31, 2020 $ / shares	Dec. 31, 2019 $ / shares shares	Nov. 20, 2019 CNY (¥)	Nov. 20, 2019 USD ($)	Mar. 09, 2017 USD ($)	May 09, 2016 USD ($)
Mezzanine Equity [Line Items]
Aggregated cash consideration | ¥																						¥ 50,753,200
Issuance premium recorded in additional paid in capital | ¥																						23,709,541
Face amount of debt																										¥ 20,000,000.0	$ 3,000,000.0	$ 3,000,000.0
Payments of issuance cost of Series D Redeemable Convertible Preferred Shares | ¥																						6,913,310
Dividend rate (as a percent)																				8.00%	8.00%
Excess of fair value over cash proceeds treated as deemed dividend | ¥																						1,535,112
Series A Convertible Preferred Shares
Mezzanine Equity [Line Items]
Number of shares issued (in shares) | shares	288,240	288,240										1,275,000	1,275,000
Issue price (in dollars per share) | $ / shares		$ 27.75											$ 0.38
Aggregated cash consideration	¥ 50,753,200	$ 8,000,000										¥ 3,000,000	$ 482,253										$ 8,000,000
Number of shares issued upon conversion (in shares) | shares																									1
Liquidation preference, percent of issuance price considered (as a percent)																					120.00%
Par value per share (In dollars per share) | $ / shares																								$ 0.0001	$ 0.0001
Beneficial conversion feature | ¥																				¥ 0
Fair value | $																							4,262,771
Issuance premium recorded in additional paid in capital																						¥ 23,709,541	$ 3,737,229
Series A Convertible Preferred Shares | Shareholder of Series A Preferred Shares
Mezzanine Equity [Line Items]
Number of shares sold (in shares) | shares							124,138
Redeemable Convertible Preferred Shares
Mezzanine Equity [Line Items]
Number of shares issued upon conversion (in shares) | shares																							1
Beneficial conversion feature | ¥																				¥ 0
Series A-1 Redeemable Convertible Preferred Shares
Mezzanine Equity [Line Items]
Number of shares issued (in shares) | shares										2,000,000	2,000,000
Issue price (in dollars per share) | $ / shares											$ 0.88
Aggregated cash consideration										¥ 10,877,611	$ 1,764,700
Liquidation preference, percent of issuance price considered (as a percent)																					120.00%
Par value per share (In dollars per share) | $ / shares																								0.0001	0.0001
Share re-designated from another series of shares | shares							124,138
Compounded rate of return considered for determination of redemption price (as a percent)																				8.00%	8.00%
Series B Redeemable Convertible Preferred Shares
Mezzanine Equity [Line Items]
Number of shares issued (in shares) | shares								1,862,069	1,862,069
Issue price (in dollars per share) | $ / shares									$ 6.63
Aggregated cash consideration								¥ 75,899,395	$ 12,350,000
Liquidation preference, percent of issuance price considered (as a percent)																					150.00%
Par value per share (In dollars per share) | $ / shares																								0.0001	0.0001
Compounded rate of return considered for determination of redemption price (as a percent)																				8.00%	8.00%
Series C Redeemable Convertible Preferred Shares
Mezzanine Equity [Line Items]
Number of shares issued (in shares) | shares														1,091,391	1,091,391
Issue price (in dollars per share) | $ / shares															$ 12.88
Aggregated cash consideration														¥ 90,876,514	$ 14,061,477
Liquidation preference, percent of issuance price considered (as a percent)																					150.00%
Par value per share (In dollars per share) | $ / shares																								0.0001	0.0001
Compounded rate of return considered for determination of redemption price (as a percent)																				8.00%	8.00%
Series C-1 Redeemable Convertible Preferred Shares
Mezzanine Equity [Line Items]
Number of shares issued (in shares) | shares				745,114	745,114
Issue price (in dollars per share) | $ / shares					$ 16.10
Aggregated cash consideration				¥ 79,650,000	$ 12,000,000
Liquidation preference, percent of issuance price considered (as a percent)																					150.00%
Par value per share (In dollars per share) | $ / shares																								0.0001	0.0001
Re-designation price (in dollars per share) | $ / shares					$ 12.88
Compounded rate of return considered for determination of redemption price (as a percent)																				8.00%	8.00%
Series C-1 Redeemable Convertible Preferred Shares | Shareholder of Series A 1 Preferred Shares
Mezzanine Equity [Line Items]
Number of shares sold (in shares) | shares				232,847	232,847
Series D Redeemable Convertible Preferred Shares
Mezzanine Equity [Line Items]
Number of shares issued (in shares) | shares																1,080,901	1,080,901	1,062,885	1,062,885
Issue price (in dollars per share) | $ / shares																	$ 27.75		$ 27.75
Aggregated cash consideration																¥ 200,622,325	$ 29,999,974	¥ 196,648,046	$ 29,499,990
Par value per share (In dollars per share) | $ / shares																								$ 0.0001	$ 0.0001
Fair value | $																					$ 29,732,090
Payments of issuance cost of Series D Redeemable Convertible Preferred Shares																¥ 4,950,781	$ 740,313	¥ 6,913,310	$ 1,045,254
Compounded rate of return considered for determination of redemption price (as a percent)																				10.00%	10.00%
Excess of fair value over cash proceeds treated as deemed dividend | $																					$ 232,100
First HK$2 million of assessable profits | Series D Redeemable Convertible Preferred Shares
Mezzanine Equity [Line Items]
Liquidation preference, percent of issuance price considered (as a percent)																					150.00%
Remaining profits after first HK$2 million of assessable profits | Series D Redeemable Convertible Preferred Shares
Mezzanine Equity [Line Items]
Liquidation preference, percent of issuance price considered (as a percent)																					100.00%
Liquidation preference, compounded rate of return considered (as a percent)																					10.00%
Convertible promissory notes
Mezzanine Equity [Line Items]
Face amount of debt						¥ 13,020,889																							$ 1,999,983
Convertible promissory notes | Series C Redeemable Convertible Preferred Shares
Mezzanine Equity [Line Items]
Shares issued upon conversion (in shares) | shares						155,230
IPO | Series A Convertible Preferred Shares
Mezzanine Equity [Line Items]
Number of shares issued upon conversion (in shares) | shares																					1
Threshold minimum percentage of preferred shareholders to approve (as a percent)			92.00%
IPO | Redeemable Convertible Preferred Shares
Mezzanine Equity [Line Items]
Number of shares issued upon conversion (in shares) | shares																					1
IPO | Minimum | Series A Convertible Preferred Shares
Mezzanine Equity [Line Items]
Pre-offering valuation threshold | $			$ 850,000,000
Pre-offering proceeds threshold | $			$ 100,000,000
Drag-Along Sale
Mezzanine Equity [Line Items]
Drag-along preferred shareholders, ownership (as a percent)																					92.00%
Par value per share (In dollars per share) | $ / shares																					$ 0.0001
Drag-Along Sale | Minimum
Mezzanine Equity [Line Items]
Threshold minimum company valuation to trigger drag-along rights | $																					$ 2,500,000,000